Earnings per unit and cash distributions - Calculation of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		4 Months Ended	5 Months Ended	12 Months Ended
		Apr. 26, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Earnings Per Unit [Line Items]
Net income attributable to the members of VTTI Energy Partners LP			$ 6.6	$ 22.5	$ 41.2	$ 64.5
Less: Distributable paid			(17.3)	(47.1)
Under (over) distributed earnings			(10.7)	(24.6)
Under (over) distributed earnings attributable to:
Common unitholders			(5.3)	(13.7)
subordinated unitholders			(5.3)	(13.7)
General partner			$ (0.2)	$ (0.6)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders (in shares)			20,125	20,125
subordinated unitholders (in shares)			20,125	20,125
General partner (in shares)			821	821
Earnings per unit:
Common unitholders (in dollars per share)	[1]		$ 0.1607	$ 0.5478
Subordinated unitholders (in dollars per share)	[1]		0.1607	0.5478
General partner (in dollars per share)	[1]		0.1607	0.5478
Cash Distributions Declared and Paid In The Period Per Unit [Member]
Earnings per unit:
Common unitholders (in shares)			0.1598	0.8459
subordinated unitholders (in shares)			0.1598	0.8459
General partner (in shares)			0.1598	$ 0.8459
Subsequent Event: Cash Distributions Declared and Paid Per Unit Relating To The Period [Member]
Earnings per unit:
Common unitholders (in shares)			0.2625
subordinated unitholders (in shares)			0.2625
General partner (in shares)			$ 0.2625
Subsequent Event [Member] | Subsequent Event: Cash Distributions Declared and Paid Per Unit Relating To The Period [Member]
Earnings per unit:
Common unitholders (in shares)		$ 0.3015
subordinated unitholders (in shares)		0.3015
General partner (in shares)		$ 0.3015

[1]	Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership structure and the basis of preparation as described in note 2.